TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/22; cost $24,539,000)		$29,490,034
2,300,315	b

		TOTAL DIRECT REAL ESTATE		29,490,034
FIXED INCOME—40.0%
12,315,978		TIAA-CREF Core Bond Fund		125,992,453
7,590,054		TIAA-CREF Core Plus Bond Fund		77,949,849
1,219,023		TIAA-CREF Emerging Markets Debt Fund		11,032,156
1,298,020		TIAA-CREF High-Yield Fund		11,967,741
1,319,490		TIAA-CREF International Bond Fund		12,429,596
		TOTAL FIXED INCOME		239,371,795
INFLATION-PROTECTED ASSETS—10.2%
5,028,281		TIAA-CREF Inflation-Linked Bond Fund		61,043,331
		TOTAL INFLATION-PROTECTED ASSETS		61,043,331
INTERNATIONAL EQUITY—12.1%
328,126		Nuveen International Growth Fund		15,605,652
1,037,986		TIAA-CREF Emerging Markets Equity Fund		9,144,657
1,708,274		TIAA-CREF International Equity Fund		21,678,001
1,010,815		TIAA-CREF International Opportunities Fund		15,606,990
962,732		TIAA-CREF Quant International Small-Cap Equity Fund		10,407,133
		TOTAL INTERNATIONAL EQUITY		72,442,433
SHORT-TERM FIXED INCOME—10.1%
5,882,030		TIAA-CREF Short-Term Bond Fund		60,231,990
		TOTAL SHORT-TERM FIXED INCOME		60,231,990
U.S. EQUITY—22.7%
359,976		Nuveen Dividend Growth Fund		19,355,913
1,385,223		Nuveen Dividend Value Fund		20,999,977
954,533		Nuveen Growth Opportunities ETF		21,457,902
1,224,084		TIAA-CREF Growth & Income Fund		19,291,566
1,024,736		TIAA-CREF Large-Cap Growth Fund		21,324,756
997,947		TIAA-CREF Large-Cap Value Fund		20,946,904
309,591		TIAA-CREF Quant Small-Cap Equity Fund		5,520,007
455,291		TIAA-CREF Quant Small/Mid-Cap Equity Fund		6,510,664
		TOTAL U.S. EQUITY		135,407,689
		TOTAL AFFILIATED INVESTMENT COMPANIES		597,987,272
		(Cost $559,534,556)
		TOTAL INVESTMENTS—100.0%		597,987,272
		(Cost $559,534,556)
		OTHER ASSETS & LIABILITIES, NET—0.0%		(205,483)
		NET ASSETS—100.0%		$597,781,789
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $29,490,034 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—4.2%		TIAA-CREF Real Property Fund LP (purchased 7/01/16-2/25/22; cost $38,080,628)		$46,892,665
3,657,774	b

		TOTAL DIRECT REAL ESTATE		46,892,665
FIXED INCOME—40.0%
23,290,641		TIAA-CREF Core Bond Fund		238,263,254
14,353,052		TIAA-CREF Core Plus Bond Fund		147,405,841
2,309,035		TIAA-CREF Emerging Markets Debt Fund		20,896,764
2,452,422		TIAA-CREF High-Yield Fund		22,611,328
2,495,632		TIAA-CREF International Bond Fund		23,508,854
		TOTAL FIXED INCOME		452,686,041
INFLATION-PROTECTED ASSETS—10.2%
9,495,661		TIAA-CREF Inflation-Linked Bond Fund		115,277,320
		TOTAL INFLATION-PROTECTED ASSETS		115,277,320
INTERNATIONAL EQUITY—11.8%
603,818		Nuveen International Growth Fund		28,717,588
1,913,982		TIAA-CREF Emerging Markets Equity Fund		16,862,184
3,147,235		TIAA-CREF International Equity Fund		39,938,414
1,863,808		TIAA-CREF International Opportunities Fund		28,777,199
1,770,253		TIAA-CREF Quant International Small-Cap Equity Fund		19,136,437
		TOTAL INTERNATIONAL EQUITY		133,431,822
SHORT-TERM FIXED INCOME—11.7%
12,918,697		TIAA-CREF Short-Term Bond Fund		132,287,461
		TOTAL SHORT-TERM FIXED INCOME		132,287,461
U.S. EQUITY—22.0%
656,108		Nuveen Dividend Growth Fund		35,278,915
2,548,282		Nuveen Dividend Value Fund		38,631,958
1,762,303		Nuveen Growth Opportunities ETF		39,616,571
2,256,796		TIAA-CREF Growth & Income Fund		35,567,098
1,889,509		TIAA-CREF Large-Cap Growth Fund		39,320,691
1,840,117		TIAA-CREF Large-Cap Value Fund		38,624,048
570,803		TIAA-CREF Quant Small-Cap Equity Fund		10,177,416
838,950		TIAA-CREF Quant Small/Mid-Cap Equity Fund		11,996,988
		TOTAL U.S. EQUITY		249,213,685

		TOTAL AFFILIATED INVESTMENT COMPANIES		1,129,788,994
		(Cost $1,025,253,674)
		TOTAL INVESTMENTS—99.9%		1,129,788,994
		(Cost $1,025,253,674)
		OTHER ASSETS & LIABILITIES, NET—0.1%		1,043,571
		NET ASSETS—100.0%		$1,130,832,565
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $46,892,665 or 4.2% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 11/28/16-2/25/22; cost $65,123,549)		$79,107,571
6,170,637	b

		TOTAL DIRECT REAL ESTATE		79,107,571
FIXED INCOME—39.4%
32,518,610		TIAA-CREF Core Bond Fund		332,665,381
20,027,966		TIAA-CREF Core Plus Bond Fund		205,687,212
3,214,091		TIAA-CREF Emerging Markets Debt Fund		29,087,528
3,417,118		TIAA-CREF High-Yield Fund		31,505,827
3,480,635		TIAA-CREF International Bond Fund		32,787,584
		TOTAL FIXED INCOME		631,733,532
INFLATION-PROTECTED ASSETS—8.8%
11,670,257		TIAA-CREF Inflation-Linked Bond Fund		141,676,916
		TOTAL INFLATION-PROTECTED ASSETS		141,676,916
INTERNATIONAL EQUITY—13.3%
962,816		Nuveen International Growth Fund		45,791,539
3,058,762		TIAA-CREF Emerging Markets Equity Fund		26,947,696
5,028,233		TIAA-CREF International Equity Fund		63,808,274
2,975,431		TIAA-CREF International Opportunities Fund		45,940,652
2,844,596		TIAA-CREF Quant International Small-Cap Equity Fund		30,750,084
		TOTAL INTERNATIONAL EQUITY		213,238,245
SHORT-TERM FIXED INCOME—8.7%
13,652,153		TIAA-CREF Short-Term Bond Fund		139,798,042
		TOTAL SHORT-TERM FIXED INCOME		139,798,042
U.S. EQUITY—24.8%
1,055,923		Nuveen Dividend Growth Fund		56,776,957
4,093,679		Nuveen Dividend Value Fund		62,060,168
2,817,224		Nuveen Growth Opportunities ETF		63,331,196
3,606,159		TIAA-CREF Growth & Income Fund		56,833,068
3,016,278		TIAA-CREF Large-Cap Growth Fund		62,768,736
2,937,671		TIAA-CREF Large-Cap Value Fund		61,661,705
911,437		TIAA-CREF Quant Small-Cap Equity Fund		16,250,926
1,340,487		TIAA-CREF Quant Small/Mid-Cap Equity Fund		19,168,960
		TOTAL U.S. EQUITY		398,851,716

		TOTAL AFFILIATED INVESTMENT COMPANIES		1,604,406,022
		(Cost $1,521,108,629)
		TOTAL INVESTMENTS—99.9%		1,604,406,022
		(Cost $1,521,108,629)
		OTHER ASSETS & LIABILITIES, NET—0.1%		1,222,717
		NET ASSETS—100.0%		$1,605,628,739
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $79,107,571 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 11/28/16-2/25/22; cost $144,294,487)		$174,730,768
13,629,545	b

		TOTAL DIRECT REAL ESTATE		174,730,768
FIXED INCOME—38.4%
70,163,961		TIAA-CREF Core Bond Fund		717,777,321
43,244,774		TIAA-CREF Core Plus Bond Fund		444,123,832
6,937,248		TIAA-CREF Emerging Markets Debt Fund		62,782,091
7,371,898		TIAA-CREF High-Yield Fund		67,968,904
7,514,529		TIAA-CREF International Bond Fund		70,786,867
		TOTAL FIXED INCOME		1,363,439,015
INFLATION-PROTECTED ASSETS—6.8%
19,876,503		TIAA-CREF Inflation-Linked Bond Fund		241,300,752
		TOTAL INFLATION-PROTECTED ASSETS		241,300,752
INTERNATIONAL EQUITY—15.0%
2,407,598		Nuveen International Growth Fund		114,505,359
7,648,158		TIAA-CREF Emerging Markets Equity Fund		67,380,274
12,579,479		TIAA-CREF International Equity Fund		159,633,591
7,442,076		TIAA-CREF International Opportunities Fund		114,905,654
7,102,936		TIAA-CREF Quant International Small-Cap Equity Fund		76,782,739
		TOTAL INTERNATIONAL EQUITY		533,207,617
SHORT-TERM FIXED INCOME—6.7%
23,251,658		TIAA-CREF Short-Term Bond Fund		238,096,978
		TOTAL SHORT-TERM FIXED INCOME		238,096,978
U.S. EQUITY—28.0%
2,619,364		Nuveen Dividend Growth Fund		140,843,202
10,174,646		Nuveen Dividend Value Fund		154,247,637
7,026,949		Nuveen Growth Opportunities ETF		157,965,814
9,026,433		TIAA-CREF Growth & Income Fund		142,256,579
7,545,026		TIAA-CREF Large-Cap Growth Fund		157,011,995
7,353,567		TIAA-CREF Large-Cap Value Fund		154,351,367
2,279,486		TIAA-CREF Quant Small-Cap Equity Fund		40,643,233
3,349,552		TIAA-CREF Quant Small/Mid-Cap Equity Fund		47,898,595
		TOTAL U.S. EQUITY		995,218,422

		TOTAL AFFILIATED INVESTMENT COMPANIES		3,545,993,552
		(Cost $3,343,684,760)
		TOTAL INVESTMENTS—99.8%		3,545,993,552
		(Cost $3,343,684,760)
		OTHER ASSETS & LIABILITIES, NET—0.2%		8,032,261
		NET ASSETS—100.0%		$3,554,025,813
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $174,730,768 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/22; cost $209,285,530)		$251,280,557
19,600,667	b

		TOTAL DIRECT REAL ESTATE		251,280,557
FIXED INCOME—34.7%
91,450,150		TIAA-CREF Core Bond Fund		935,535,033
56,305,715		TIAA-CREF Core Plus Bond Fund		578,259,692
9,070,622		TIAA-CREF Emerging Markets Debt Fund		82,089,125
9,612,582		TIAA-CREF High-Yield Fund		88,628,010
9,811,224		TIAA-CREF International Bond Fund		92,421,727
		TOTAL FIXED INCOME		1,776,933,587
INFLATION-PROTECTED ASSETS—4.7%
20,018,302		TIAA-CREF Inflation-Linked Bond Fund		243,022,185
		TOTAL INFLATION-PROTECTED ASSETS		243,022,185
INTERNATIONAL EQUITY—17.7%
4,089,422		Nuveen International Growth Fund		194,492,914
12,972,953		TIAA-CREF Emerging Markets Equity Fund		114,291,713
21,323,417		TIAA-CREF International Equity Fund		270,594,157
12,633,624		TIAA-CREF International Opportunities Fund		195,063,160
12,052,641		TIAA-CREF Quant International Small-Cap Equity Fund		130,289,047
		TOTAL INTERNATIONAL EQUITY		904,730,991
SHORT-TERM FIXED INCOME—4.7%
23,425,843		TIAA-CREF Short-Term Bond Fund		239,880,637
		TOTAL SHORT-TERM FIXED INCOME		239,880,637
U.S. EQUITY—33.0%
4,448,442		Nuveen Dividend Growth Fund		239,192,700
17,290,286		Nuveen Dividend Value Fund		262,120,732
11,925,687		Nuveen Growth Opportunities ETF		268,089,444
15,306,575		TIAA-CREF Growth & Income Fund		241,231,622
12,811,163		TIAA-CREF Large-Cap Growth Fund		266,600,298
12,482,129		TIAA-CREF Large-Cap Value Fund		261,999,889
3,869,196		TIAA-CREF Quant Small-Cap Equity Fund		68,987,767
5,686,915		TIAA-CREF Quant Small/Mid-Cap Equity Fund		81,322,890
		TOTAL U.S. EQUITY		1,689,545,342

		TOTAL AFFILIATED INVESTMENT COMPANIES		5,105,393,299
		(Cost $4,803,874,224)
		TOTAL INVESTMENTS—99.7%		5,105,393,299
		(Cost $4,803,874,224)
		OTHER ASSETS & LIABILITIES, NET—0.3%		15,177,835
		NET ASSETS—100.0%		$5,120,571,134
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $251,280,557 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/22; cost $228,192,042)		$272,785,734
21,278,138	b

		TOTAL DIRECT REAL ESTATE		272,785,734
FIXED INCOME—29.7%
85,146,679		TIAA-CREF Core Bond Fund		871,050,529
52,453,088		TIAA-CREF Core Plus Bond Fund		538,693,215
8,450,943		TIAA-CREF Emerging Markets Debt Fund		76,481,030
8,949,457		TIAA-CREF High-Yield Fund		82,513,993
9,126,124		TIAA-CREF International Bond Fund		85,968,086
		TOTAL FIXED INCOME		1,654,706,853
INFLATION-PROTECTED ASSETS—2.7%
12,401,794		TIAA-CREF Inflation-Linked Bond Fund		150,557,775
		TOTAL INFLATION-PROTECTED ASSETS		150,557,775
INTERNATIONAL EQUITY—20.8%
5,221,350		Nuveen International Growth Fund		248,327,394
16,609,770		TIAA-CREF Emerging Markets Equity Fund		146,332,070
27,243,485		TIAA-CREF International Equity Fund		345,719,826
16,192,455		TIAA-CREF International Opportunities Fund		250,011,499
15,518,245		TIAA-CREF Quant International Small-Cap Equity Fund		167,752,227
		TOTAL INTERNATIONAL EQUITY		1,158,143,016
SHORT-TERM FIXED INCOME—2.7%
14,510,389		TIAA-CREF Short-Term Bond Fund		148,586,382
		TOTAL SHORT-TERM FIXED INCOME		148,586,382
U.S. EQUITY—38.9%
5,710,908		Nuveen Dividend Growth Fund		307,075,498
22,122,351		Nuveen Dividend Value Fund		335,374,840
15,231,034		Nuveen Growth Opportunities ETF		342,393,644
19,669,453		TIAA-CREF Growth & Income Fund		309,990,584
16,400,363		TIAA-CREF Large-Cap Growth Fund		341,291,558
15,967,408		TIAA-CREF Large-Cap Value Fund		335,155,884
4,951,873		TIAA-CREF Quant Small-Cap Equity Fund		88,291,887
7,286,104		TIAA-CREF Quant Small/Mid-Cap Equity Fund		104,191,286
		TOTAL U.S. EQUITY		2,163,765,181

		TOTAL AFFILIATED INVESTMENT COMPANIES		5,548,544,941
		(Cost $5,192,787,814)
		TOTAL INVESTMENTS—99.7%		5,548,544,941
		(Cost $5,192,787,814)
		OTHER ASSETS & LIABILITIES, NET—0.3%		18,642,822
		NET ASSETS—100.0%		$5,567,187,763
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $272,785,734 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/15/22; cost $235,218,462)		$281,157,956
21,931,198	b

		TOTAL DIRECT REAL ESTATE		281,157,956
FIXED INCOME—24.8%
73,182,611		TIAA-CREF Core Bond Fund		748,658,106
45,104,729		TIAA-CREF Core Plus Bond Fund		463,225,570
7,266,412		TIAA-CREF Emerging Markets Debt Fund		65,761,025
7,716,105		TIAA-CREF High-Yield Fund		71,142,488
7,846,781		TIAA-CREF International Bond Fund		73,916,673
		TOTAL FIXED INCOME		1,422,703,862
INFLATION-PROTECTED ASSETS—0.7%
3,151,734		TIAA-CREF Inflation-Linked Bond Fund		38,262,050
		TOTAL INFLATION-PROTECTED ASSETS		38,262,050
INTERNATIONAL EQUITY—23.9%
6,199,175		Nuveen International Growth Fund		294,832,762
19,744,348		TIAA-CREF Emerging Markets Equity Fund		173,947,702
32,320,002		TIAA-CREF International Equity Fund		410,140,824
19,224,564		TIAA-CREF International Opportunities Fund		296,827,276
18,397,278		TIAA-CREF Quant International Small-Cap Equity Fund		198,874,575
		TOTAL INTERNATIONAL EQUITY		1,374,623,139
SHORT-TERM FIXED INCOME—0.6%
3,691,503		TIAA-CREF Short-Term Bond Fund		37,800,992
		TOTAL SHORT-TERM FIXED INCOME		37,800,992
U.S. EQUITY—44.7%
6,782,218		Nuveen Dividend Growth Fund		364,679,836
26,230,774		Nuveen Dividend Value Fund		397,658,539
18,070,275		Nuveen Growth Opportunities ETF		406,219,782
23,342,744		TIAA-CREF Growth & Income Fund		367,881,641
19,470,302		TIAA-CREF Large-Cap Growth Fund		405,176,989
18,983,299		TIAA-CREF Large-Cap Value Fund		398,459,441
5,881,338		TIAA-CREF Quant Small-Cap Equity Fund		104,864,259
8,651,803		TIAA-CREF Quant Small/Mid-Cap Equity Fund		123,720,785
		TOTAL U.S. EQUITY		2,568,661,272

		TOTAL AFFILIATED INVESTMENT COMPANIES		5,723,209,271
		(Cost $5,304,814,447)
		TOTAL INVESTMENTS—99.6%		5,723,209,271
		(Cost $5,304,814,447)
		OTHER ASSETS & LIABILITIES, NET—0.4%		22,404,326
		NET ASSETS—100.0%		$5,745,613,597
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $281,157,956 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/07/22; cost $277,269,391)		$332,422,879
25,930,022	b

		TOTAL DIRECT REAL ESTATE		332,422,879
FIXED INCOME—17.1%
59,775,536		TIAA-CREF Core Bond Fund		611,503,731
36,875,156		TIAA-CREF Core Plus Bond Fund		378,707,853
5,931,668		TIAA-CREF Emerging Markets Debt Fund		53,681,598
6,301,207		TIAA-CREF High-Yield Fund		58,097,125
6,415,254		TIAA-CREF International Bond Fund		60,431,691
		TOTAL FIXED INCOME		1,162,421,998
INTERNATIONAL EQUITY—27.1%
8,280,261		Nuveen International Growth Fund		393,809,198
26,382,507		TIAA-CREF Emerging Markets Equity Fund		232,429,888
43,246,912		TIAA-CREF International Equity Fund		548,803,315
25,792,436		TIAA-CREF International Opportunities Fund		398,235,211
24,620,860		TIAA-CREF Quant International Small-Cap Equity Fund		266,151,500
		TOTAL INTERNATIONAL EQUITY		1,839,429,112
U.S. EQUITY—50.7%
9,034,405		Nuveen Dividend Growth Fund		485,779,970
35,090,833		Nuveen Dividend Value Fund		531,977,034
24,190,016		Nuveen Growth Opportunities ETF		543,791,560
31,253,911		TIAA-CREF Growth & Income Fund		492,561,639
26,055,315		TIAA-CREF Large-Cap Growth Fund		542,211,104
25,409,079		TIAA-CREF Large-Cap Value Fund		533,336,561
7,869,674		TIAA-CREF Quant Small-Cap Equity Fund		140,316,290
11,628,752		TIAA-CREF Quant Small/Mid-Cap Equity Fund		166,291,159
		TOTAL U.S. EQUITY		3,436,265,317

		TOTAL AFFILIATED INVESTMENT COMPANIES		6,770,539,306
		(Cost $6,202,865,071)
		TOTAL INVESTMENTS—99.8%		6,770,539,306
		(Cost $6,202,865,071)
		OTHER ASSETS & LIABILITIES, NET—0.2%		15,862,041
		NET ASSETS—100.0%		$6,786,401,347
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $332,422,879 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/07/22; cost $186,133,287)		$221,323,269
17,263,906	b

		TOTAL DIRECT REAL ESTATE		221,323,269
FIXED INCOME—8.1%
18,857,212		TIAA-CREF Core Bond Fund		192,909,280
11,669,086		TIAA-CREF Core Plus Bond Fund		119,841,518
1,877,176		TIAA-CREF Emerging Markets Debt Fund		16,988,445
1,991,957		TIAA-CREF High-Yield Fund		18,365,840
2,020,759		TIAA-CREF International Bond Fund		19,035,552
		TOTAL FIXED INCOME		367,140,635
INTERNATIONAL EQUITY—30.3%
6,152,888		Nuveen International Growth Fund		292,631,357
19,602,759		TIAA-CREF Emerging Markets Equity Fund		172,700,304
32,134,134		TIAA-CREF International Equity Fund		407,782,165
19,229,816		TIAA-CREF International Opportunities Fund		296,908,354
18,277,752		TIAA-CREF Quant International Small-Cap Equity Fund		197,582,497
		TOTAL INTERNATIONAL EQUITY		1,367,604,677
U.S. EQUITY—56.5%
6,769,058		Nuveen Dividend Growth Fund		363,972,255
26,085,256		Nuveen Dividend Value Fund		395,452,479
17,961,360		Nuveen Growth Opportunities ETF		403,771,373
23,198,657		TIAA-CREF Growth & Income Fund		365,610,832
19,341,086		TIAA-CREF Large-Cap Growth Fund		402,487,993
18,873,405		TIAA-CREF Large-Cap Value Fund		396,152,768
5,885,958		TIAA-CREF Quant Small-Cap Equity Fund		104,946,627
8,637,019		TIAA-CREF Quant Small/Mid-Cap Equity Fund		123,509,365
		TOTAL U.S. EQUITY		2,555,903,692

		TOTAL AFFILIATED INVESTMENT COMPANIES		4,511,972,273
		(Cost $4,053,816,907)
		TOTAL INVESTMENTS—99.8%		4,511,972,273
		(Cost $4,053,816,907)
		OTHER ASSETS & LIABILITIES, NET—0.2%		11,290,686
		NET ASSETS—100.0%		$4,523,262,959
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $221,323,269 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/07/22; cost $138,268,225)		$163,710,384
12,769,921	b

		TOTAL DIRECT REAL ESTATE		163,710,384
FIXED INCOME—4.3%
7,504,790		TIAA-CREF Core Bond Fund		76,774,002
4,639,458		TIAA-CREF Core Plus Bond Fund		47,647,229
743,554		TIAA-CREF Emerging Markets Debt Fund		6,729,164
790,341		TIAA-CREF High-Yield Fund		7,286,941
798,339		TIAA-CREF International Bond Fund		7,520,351
		TOTAL FIXED INCOME		145,957,687
INTERNATIONAL EQUITY—31.5%
4,749,308		Nuveen International Growth Fund		225,877,097
15,139,782		TIAA-CREF Emerging Markets Equity Fund		133,381,481
24,797,178		TIAA-CREF International Equity Fund		314,676,187
14,864,266		TIAA-CREF International Opportunities Fund		229,504,265
14,093,003		TIAA-CREF Quant International Small-Cap Equity Fund		152,345,357
		TOTAL INTERNATIONAL EQUITY		1,055,784,387
U.S. EQUITY—59.0%
5,228,931		Nuveen Dividend Growth Fund		281,159,624
20,133,551		Nuveen Dividend Value Fund		305,224,638
13,862,459		Nuveen Growth Opportunities ETF		311,628,078
17,898,693		TIAA-CREF Growth & Income Fund		282,083,406
14,934,855		TIAA-CREF Large-Cap Growth Fund		310,794,330
14,568,026		TIAA-CREF Large-Cap Value Fund		305,782,869
4,542,643		TIAA-CREF Quant Small-Cap Equity Fund		80,995,323
6,657,784		TIAA-CREF Quant Small/Mid-Cap Equity Fund		95,206,309
		TOTAL U.S. EQUITY		1,972,874,577

		TOTAL AFFILIATED INVESTMENT COMPANIES		3,338,327,035
		(Cost $3,027,713,983)
		TOTAL INVESTMENTS—99.7%		3,338,327,035
		(Cost $3,027,713,983)
		OTHER ASSETS & LIABILITIES, NET—0.3%		8,710,519
		NET ASSETS—100.0%		$3,347,037,554
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $163,710,384 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/07/22; cost $61,339,064)		$71,842,321
5,603,925	b

		TOTAL DIRECT REAL ESTATE		71,842,321
FIXED INCOME—3.2%
2,387,339		TIAA-CREF Core Bond Fund		24,422,474
1,475,050		TIAA-CREF Core Plus Bond Fund		15,148,760
237,216		TIAA-CREF Emerging Markets Debt Fund		2,146,802
251,683		TIAA-CREF High-Yield Fund		2,320,514
252,004		TIAA-CREF International Bond Fund		2,373,876
		TOTAL FIXED INCOME		46,412,426
INTERNATIONAL EQUITY—32.0%
2,115,114		Nuveen International Growth Fund		100,594,828
6,749,210		TIAA-CREF Emerging Markets Equity Fund		59,460,538
11,048,766		TIAA-CREF International Equity Fund		140,208,842
6,639,406		TIAA-CREF International Opportunities Fund		102,512,429
6,253,433		TIAA-CREF Quant International Small-Cap Equity Fund		67,599,613
		TOTAL INTERNATIONAL EQUITY		470,376,250
U.S. EQUITY—59.6%
2,323,924		Nuveen Dividend Growth Fund		124,957,403
8,946,048		Nuveen Dividend Value Fund		135,622,090
6,160,604		Nuveen Growth Opportunities ETF		138,490,378
7,951,582		TIAA-CREF Growth & Income Fund		125,316,940
6,639,056		TIAA-CREF Large-Cap Growth Fund		138,158,752
6,481,703		TIAA-CREF Large-Cap Value Fund		136,050,940
2,019,449		TIAA-CREF Quant Small-Cap Equity Fund		36,006,776
2,964,770		TIAA-CREF Quant Small/Mid-Cap Equity Fund		42,396,206
		TOTAL U.S. EQUITY		876,999,485

		TOTAL AFFILIATED INVESTMENT COMPANIES		1,465,630,482
		(Cost $1,368,437,603)
		TOTAL INVESTMENTS—99.7%		1,465,630,482
		(Cost $1,368,437,603)
		OTHER ASSETS & LIABILITIES, NET—0.3%		4,883,387
		NET ASSETS—100.0%		$1,470,513,869
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $71,842,321 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%a
DIRECT REAL ESTATE—4.9%		TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/22; cost $19,406,752)		$22,446,800
1,750,920	b

		TOTAL DIRECT REAL ESTATE		22,446,800
FIXED INCOME—1.9%
452,022		TIAA-CREF Core Bond Fund		4,624,181
278,409		TIAA-CREF Core Plus Bond Fund		2,859,260
44,797		TIAA-CREF Emerging Markets Debt Fund		405,410
47,593		TIAA-CREF High-Yield Fund		438,806
46,979		TIAA-CREF International Bond Fund		442,543
		TOTAL FIXED INCOME		8,770,200
INTERNATIONAL EQUITY—32.4%
674,847		Nuveen International Growth Fund		32,095,722
2,135,505		TIAA-CREF Emerging Markets Equity Fund		18,813,800
3,508,749		TIAA-CREF International Equity Fund		44,526,024
2,103,685		TIAA-CREF International Opportunities Fund		32,480,895
1,977,571		TIAA-CREF Quant International Small-Cap Equity Fund		21,377,546
		TOTAL INTERNATIONAL EQUITY		149,293,987
U.S. EQUITY—60.3%
734,258		Nuveen Dividend Growth Fund		39,481,055
2,837,282		Nuveen Dividend Value Fund		43,013,194
1,947,745		Nuveen Growth Opportunities ETF		43,785,308
2,514,524		TIAA-CREF Growth & Income Fund		39,628,899
2,108,012		TIAA-CREF Large-Cap Growth Fund		43,867,723
2,054,154		TIAA-CREF Large-Cap Value Fund		43,116,683
638,336		TIAA-CREF Quant Small-Cap Equity Fund		11,381,532
938,231		TIAA-CREF Quant Small/Mid-Cap Equity Fund		13,416,703
		TOTAL U.S. EQUITY		277,691,097

		TOTAL AFFILIATED INVESTMENT COMPANIES		458,202,084
		(Cost $446,216,377)
		TOTAL INVESTMENTS—99.5%		458,202,084
		(Cost $446,216,377)
		OTHER ASSETS & LIABILITIES, NET—0.5%		2,161,868
		NET ASSETS—100.0%		$460,363,952
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $22,446,800 or 4.9% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2065 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2065 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2022

SHARES		SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—98.5%a
DIRECT REAL ESTATE—4.8%		TIAA-CREF Real Property Fund LP (purchased 9/30/20-2/25/22; cost $551,029)		$622,539
48,560	b

		TOTAL DIRECT REAL ESTATE		622,539
FIXED INCOME—0.6%
4,012		TIAA-CREF Core Bond Fund		41,041
2,449		TIAA-CREF Core Plus Bond Fund		25,156
399		TIAA-CREF Emerging Markets Debt Fund		3,608
423		TIAA-CREF High-Yield Fund		3,904
430		TIAA-CREF International Bond Fund		4,054
		TOTAL FIXED INCOME		77,763
INTERNATIONAL EQUITY—32.6%
19,056		Nuveen International Growth Fund		906,312
60,234		TIAA-CREF Emerging Markets Equity Fund		530,665
98,852		TIAA-CREF International Equity Fund		1,254,432
59,205		TIAA-CREF International Opportunities Fund		914,131
55,485		TIAA-CREF Quant International Small-Cap Equity Fund		599,790
		TOTAL INTERNATIONAL EQUITY		4,205,330
U.S. EQUITY—60.5%
20,686		Nuveen Dividend Growth Fund		1,112,290
80,040		Nuveen Dividend Value Fund		1,213,408
54,551		Nuveen Growth Opportunities ETF		1,226,306
70,943		TIAA-CREF Growth & Income Fund		1,118,054
59,422		TIAA-CREF Large-Cap Growth Fund		1,236,577
57,843		TIAA-CREF Large-Cap Value Fund		1,214,125
17,941		TIAA-CREF Quant Small-Cap Equity Fund		319,886
26,400		TIAA-CREF Quant Small/Mid-Cap Equity Fund		377,513
		TOTAL U.S. EQUITY		7,818,159

		TOTAL AFFILIATED INVESTMENT COMPANIES		12,723,791
		(Cost $13,148,936)
		TOTAL INVESTMENTS—98.5%		12,723,791
		(Cost $13,148,936)
		OTHER ASSETS & LIABILITIES, NET—1.5%		198,408
		NET ASSETS—100.0%		$12,922,199
		ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

bRestricted security. At 2/28/22, the total value of this security amounted to $622,539 or 4.8% of net assets.

TIAA-CREF LIFECYCLE FUNDS - Notes to schedules of investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

•

•

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value ("NAV") per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of February 28, 2022, based on the inputs used to value them:

				Fair value
				using practical
Fund	Level 1	Level 2	Level 3	expedienta	Total
Lifecycle Retirement Income
Registered investment companies	$ 568,497,238	$—	$—	$—	$568,497,238
TIAA-CREF Real Property Fund LP	—	—	—	29,490,034	29,490,034
Total	$ 568,497,238	$—	$—	$29,490,034	$597,987,272
Lifecycle 2010
Registered investment companies	$1,082,896,329	$—	$—	$—	$1,082,896,329
TIAA-CREF Real Property Fund LP	—	—	—	46,892,665	46,892,665
Total	$1,082,896,329	$—	$—	$46,892,665	$1,129,788,994
Lifecycle 2015
Registered investment companies	$1,525,298,451	$—	$—	$—	$1,525,298,451
TIAA-CREF Real Property Fund LP	—	—	—	79,107,571	79,107,571
Total	$1,525,298,451	$—	$—	$79,107,571	$1,604,406,022
Lifecycle 2020
Registered investment companies	$3,371,262,784	$—	$—	$—	$3,371,262,784
TIAA-CREF Real Property Fund LP	—	—	—	174,730,768	174,730,768
Total	$3,371,262,784	$—	$—	$174,730,768	$3,545,993,552
Lifecycle 2025
Registered investment companies	$4,854,112,742	$—	$—	$—	$4,854,112,742
TIAA-CREF Real Property Fund LP	—	—	—	251,280,557	251,280,557
Total	$4,854,112,742	$—	$—	$251,280,557	$5,105,393,299

TIAA-CREF LIFECYCLE FUNDS - Notes to schedules of investments (unaudited)

				Fair value
				using practical
Fund	Level 1	Level 2	Level 3	expedienta	Total
Lifecycle 2030
Registered investment companies	$5,275,759,207	$—	$—	$—	$5,275,759,207
TIAA-CREF Real Property Fund LP	—	—	—	272,785,734	272,785,734
Total	$5,275,759,207	$—	$—	$272,785,734	$5,548,544,941
Lifecycle 2035
Registered investment companies	$5,442,051,315	$—	$—	$—	$5,442,051,315
TIAA-CREF Real Property Fund LP	—	—	—	281,157,956	281,157,956
Total	$5,442,051,315	$—	$—	$281,157,956	$5,723,209,271
Lifecycle 2040
Registered investment companies	$6,438,116,427	$—	$—	$—	$6,438,116,427
TIAA-CREF Real Property Fund LP	—	—	—	332,422,879	332,422,879
Total	$6,438,116,427	$—	$—	$332,422,879	$6,770,539,306
Lifecycle 2045
Registered investment companies	$4,290,649,004	$—	$—	$—	$4,290,649,004
TIAA-CREF Real Property Fund LP	—	—	—	221,323,269	221,323,269
Total	$4,290,649,004	$—	$—	$221,323,269	$4,511,972,273
Lifecycle 2050
Registered investment companies	$3,174,616,651	$—	$—	$—	$3,174,616,651
TIAA-CREF Real Property Fund LP	—	—	—	163,710,384	163,710,384
Total	$3,174,616,651	$—	$—	$163,710,384	$3,338,327,035
Lifecycle 2055
Registered investment companies	$1,393,788,161	$—	$—	$—	$1,393,788,161
TIAA-CREF Real Property Fund LP	—	—	—	71,842,321	71,842,321
Total	$1,393,788,161	$—	$—	$71,842,321	$1,465,630,482
Lifecycle 2060
Registered investment companies	$435,755,284	$—	$—	$—	$435,755,284
TIAA-CREF Real Property Fund LP	—	—	—	22,446,800	22,446,800
Total	$435,755,284	$—	$—	$22,446,800	$458,202,084
Lifecycle 2065
Registered investment companies	$12,101,252	$—	$—	$—	$12,101,252
TIAA-CREF Real Property Fund LP	—	—	—	622,539	622,539
Total	$12,101,252	$—	$—	$622,539	$12,723,791

aIn accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

A10998-B (4/22)